3


           U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2




1. Name     and     address    of    issuer:Smith     Barney
   Telecommunications Trust
   388 Greenwich Street
   New York, NY 10013

2. Name of each series or class of funds for which this notice is filed:
   Income Fund - Class A shares
   Growth Fund - Class A, B and C shares

3. Investment Company Act File Number:
   811-3763
   Securities Act File Number:
   2-86519

4. Last day of fiscal year for which this notice is filed:
   December 31, 1995


5. Check  box  if this notice is being filed more  than  180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
   N/A
   [   ]


6. Date  of  termination of issuer's declaration under  rule
   24f-2(a)(1), if applicable (see Instruction A.6):

   N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

   0


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

   0


9. Number  and  aggregate  sale  price  of  securities  sold during the fiscal year:
   2,279,114 SHARES                     $31,972,442



10 Number  and  aggregate  sale  price  of  securities  sold
 .  during  the  fiscal  year in reliance  upon  registration pursuant to rule 24f-2:
   2,279,114                                          SHARES
   $31,972,442


11 Number  and  aggregate  sale price of  securities  issued
 . during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

   INCLUDED IN ITEM 9

12 Calculation of registration fee for the Income Fund:
a. (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_3,354,745___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__3,354,745____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v)   Net  aggregate price of securities sold and  issued
   during
          the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii),  less  line  (iii),  plus  line  (iv)]  (if
   applicable):
   __0                  ___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                                __0
   ______________


12 Calculation of registration fee for the Growth Fund:
b. (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_28,617,697___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__28,617,697____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v)   Net  aggregate price of securities sold and  issued
   during
          the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii),  less  line  (iii),  plus  line  (iv)]  (if
   applicable):
   __0                  ___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                                __0
   ______________


Instruc Issuers  should  complete lines (ii),  (iii),  (iv),
tion:   and  (v)  only if the form is being filed within  60
        days  after  the close of the issuer's fiscal  year.
        See Instruction C.3.


13 Check  box if fees are being remitted to the Commission's
 .  lockbox  depository as described in  section  3a  of  the
   Commission's  Rules of Informal and Other Procedures  (17
   CFR 202.3a).

   [   ]

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                          SIGNATURES
   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By            (Signature           and            Title)*
   ___________________________________
                                              _Thomas     M.
   Reynolds - Controller_______

   Date _2/29/96_

    *Please print the name and title of the signing officer
                     below the signature.